Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Automobile 2011 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
Automobile 2012 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
Automobile 2013 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
Automobile 2014 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
Automobile 2015 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
Automobile 2016 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	2,530
Automobile 2017 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	3,107
2017	34,309
Automobile 2018 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	2,818
2017	36,244
2018	37,879
Automobile 2019 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	3,030
2017	36,326
2018	36,501
2019	31,705
Automobile 2020 [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	3,215
2017	37,529
2018	38,657
2019	32,954
2020	16,140
Total	128,495
Total of IBNR Liabilities Plus Expected Development on Reported Claims [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	29
2017	793
2018	2,448
2019	5,220
2020	7,469
Cumulative Number of Reported Claims [Member]
Loss and Loss Adjustment Expense Reserves (Details) - Schedule of incurred loss and loss adjustment expenses, net of reinsurance [Line Items]
2011
2012
2013
2014
2015
2016	1,633
2017	29,121
2018	44,090
2019	51,016
2020	$ 36,291